Rule 497

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                (the "Company")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 3, 2010

                           DATED: SEPTEMBER 22, 2010

                                      FUND
                          TARGET MANAGED VIP PORTFOLIO
                          THE DOW(R) DART 10 PORTFOLIO
                      THE DOW(R) TARGET DIVIDEND PORTFOLIO
                      GLOBAL DIVIDEND TARGET 15 PORTFOLIO
                           S&P(R) TARGET 24 PORTFOLIO
                         NASDAQ(R) TARGET 15 PORTFOLIO
                    FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
                       VALUE LINE(R) TARGET 25 PORTFOLIO

      First Trust Advisors L.P. (the "Advisor") is the investment advisor to each Fund listed above, each a series of the Company. The Advisor is a limited partnership with one general partner, The Charger Corporation. On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of the Advisor. The transaction is scheduled to be completed by October 15, 2010 and is subject to normal closing conditions. The transaction is not anticipated to result in any changes in the personnel or operations of the Advisor. The consummation of the transaction may be deemed to be an "assignment" (as defined in the Investment Company Act of 1940, as amended) of the Investment Advisory and Management Agreement between the Company, on behalf of each Fund, and the Advisor, which would result in the automatic termination of the Investment Advisory and Management Agreement. On September 20, 2010, the Board of Trustees considered and approved an interim investment advisory and management agreement, which will be entered into effective upon the completion of the stock sale and will be in effect for a maximum period of 150 days. The Board of Trustees also approved a new investment advisory and management agreement that will be submitted to shareholders of each Fund for approval and would take effect upon such shareholder approval. The new agreements have substantially identical terms to the Investment Advisory and Management Agreement.

             PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                (the "Company")

    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2010

                           DATED: SEPTEMBER 22, 2010

                                      FUND
                          TARGET MANAGED VIP PORTFOLIO
                          THE DOW(R) DART 10 PORTFOLIO
                      THE DOW(R) TARGET DIVIDEND PORTFOLIO
                      GLOBAL DIVIDEND TARGET 15 PORTFOLIO
                           S&P(R) TARGET 24 PORTFOLIO
                         NASDAQ(R) TARGET 15 PORTFOLIO
                    FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
                       VALUE LINE(R) TARGET 25 PORTFOLIO

      First Trust Advisors L.P. (the "Advisor") is the investment advisor to each Fund listed above, each a series of the Company. The Advisor is a limited partnership with one general partner, The Charger Corporation. On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of the Advisor. The transaction is scheduled to be completed by October 15, 2010 and is subject to normal closing conditions. The transaction is not anticipated to result in any changes in the personnel or operations of the Advisor. The consummation of the transaction may be deemed to be an "assignment" (as defined in the Investment Company Act of 1940, as amended) of the Investment Advisory and Management Agreement between the Company, on behalf of each Fund, and the Advisor, which would result in the automatic termination of the Investment Advisory and Management Agreement. On September 20, 2010, the Board of Trustees considered and approved an interim investment advisory and management agreement, which will be entered into effective upon the completion of the stock sale and will be in effect for a maximum period of 150 days. The Board of Trustees also approved a new investment advisory and management agreement that will be submitted to shareholders of each Fund for approval and would take effect upon such shareholder approval. The new agreements have substantially identical terms to the Investment Advisory and Management Agreement.

            PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE